Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss	12 Months Ended
Dec. 31, 2023
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss
Note 22:	Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss

a.	Additional information on Revenues:

Major customers:
BARDA contributed 56%, 51% and 76% of the Company’s total revenues in 2023, 2022 and 2021 respectively. Vericel contributed 4% and 28% of the Company’s total revenues in 2023 and 2022 respectively. MTEC contributed 10% and 2.8% of the Company’s total revenues in 2023 and 2022 respectively (see also Note 18).

No other customer contributed 10% or more of the Company’s revenues in 2023, 2022 and 2021.

Geographic information:
The revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31
	2023	2022	2021

USA (see also Note 18a, 18b, 18c)	13,078	21,872	18,102
EU and other international markets	5,608	4,624	5,661

	18,686	26,496	23,763

b.	Cost of Revenues:

1.	Cost of Revenues from sale of products

	Year ended December 31
	2023	2022	2021

Salary and benefits (including share-based compensation)	2,703	1,828	2,047
Subcontractors	230	58	190
Depreciation and amortization	672	426	559
Cost of materials	916	636	1,039
Other manufacturing expenses	1,207	779	906
Decrease (increase) in inventory of finished products	(801)	(543)	242

	4,927	3,184	4,983

2.	Cost of Revenues from development services

	Year ended December 31
	2023	2022	2021

Salary and benefits	1,995	1,691	2,003
Subcontractors	8,182	8,138	7,904

	10,177	9,829	9,907

3.	Cost of Revenues from license agreements

	Year ended December 31
	2023	2022	2021

Salary and benefits	4	38	102
Royalties payments	-	280	-

	4	318	102

Total Cost of Revenues	15,108	13,331	14,992

c.	Research and development expenses:

	Year ended December 31
	2023	2022	2021

Salary and benefits (including share-based compensation) (1)	3,148	4,494	2,864
Subcontractors	2,833	4,054	6,323
Depreciation and amortization	396	571	396
Cost of materials	785	572	347
Other research and development expenses	305	490	326

Total Research and development	7,467	10,181	10,256

(1)	The salary costs for the year ended December 31,2022 includes one-time payment of $205 derived from termination agreement with the CMO of the company.

d.	Selling and marketing expenses:

	Year ended December 31
	2023	2022	2021

Salary and benefits (including share-based compensation)	1,991	1,637	1,643
Marketing and consulting	1,637	1,152	627
Depreciation and amortization	50	49	44
Shipping and delivery	356	385	490
Registration and marketing license fees	810	502	584

	4,844	3,725	3,388

e.	General and administrative expenses:

	Year ended December 31
	2023	2022	2021
Salary and benefits (including share‑based compensation)	3,521	3,344	2,905
Professional fees	2,189	2,589	2,480
Depreciation and amortization	185	225	239
Other	873	762	724

	6,768	6,920	6,348

f.	Other (income) expenses:

The other one-time income amounted $211 for the year ended December 31, 2023, is associated with the termination of sub-lease agreement (see note 11a).

The other one-time expenses amounted $684 for the year ended December 31, 2022, are associated with the management changes and FDA milestone payment fee (see Note 18b).

g.	Financial income and expense:

	Year ended December 31
	2023	2022	2021
Financial income:

Interest income	2,341	270	11
Revaluation of liabilities in respect of IIA grants	-	132	-
Revaluation of Warrants	8,310	-	-
Exchange differences, net	-	59	-

	10,651	461	11
Financial expense:

Revaluation of liabilities in respect of IIA grants	427	-	903
Financing income on net investment in lease	274	102	120
Finance expenses in respect of deferred revenues	8	54	143
Revaluation of liabilities in respect of TEVA	468	533	590
Exchange differences, net	654	-	511
Revaluation of Warrants	-	8,977	-
Issuance expenses of warrants through profit and loss	-	1,911	-
Other	61	60	47

	1,892	11,637	2,314

Financial income (expenses), net	8,759	(11,176)	(2,303)